Schedule of deferred revenue (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Accounting Policies [Abstract]
Beginning balance	$ 45,235	$ 126,440
Add: net increase in current period of deferred revenue	11,061	45,235
Less: revenue recognized from beginning deferred revenue	(24,028)	(126,440)
Ending balance	$ 32,268	$ 45,235